BANK FINANCIAL ASSETS AND LIABILITIES - Maximum amount of credit risk on guarantees issued and commitments on loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
BANK FINANCIAL ASSETS AND LIABILITIES
Commitments on loans	₽ 67,629	₽ 37,537
Guarantees issued	18,626	16,155
Less provision	(1,043)	(752)
Total capital commitments	85,212	52,940
Stage 1
BANK FINANCIAL ASSETS AND LIABILITIES
Commitments on loans	66,258	36,759
Guarantees issued	16,434	13,798
Less provision	(826)	(687)
Total capital commitments	81,866	49,870
Stage 2
BANK FINANCIAL ASSETS AND LIABILITIES
Commitments on loans	1,314	745
Guarantees issued	1,979	2,257
Less provision	(25)	(15)
Total capital commitments	3,268	2,987
Stage 3
BANK FINANCIAL ASSETS AND LIABILITIES
Commitments on loans	57	33
Guarantees issued	213	100
Less provision	(192)	(50)
Total capital commitments	₽ 78	₽ 83